SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
SUBSEQUENT EVENTS
NOTE 13 - SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

On January 1, 2022, Timothy S. Orr resigned as Interim Chief Financial Officer effective as of January 14, 2022. Mr. Orr is resigning to pursue other business opportunities. Mr. Orr will remain a member of the Company’s board of directors.

On December 21, 2021, the Board unanimously approved (i) an amendment to the Company’s Certificate of Incorporation to change its corporate name to “Innovation1 Biotech, Inc.” and (ii) to change the ticker symbol of the Company’s common stock to “INVB” or a similar ticker symbol as approved by the Financial Industry Regulatory Authority (“FINRA”).

On January 13, 2022, the Company entered into an Amendment No. 1 to Purchase Agreement with Ingenius Biotech S.L. to modify the terms of the Amended and Restated Asset Purchase Agreement dated November 5, 2021 as discussed in Note 3 - Asset Acquisition. The payments terms were modified as follows:

a)

Section 3.2(a) of the Purchase Agreement is hereby deleted in its entirety and replaced with the following: “(b) One hundred fifty thousand U.S. dollars ($150,000) at Closing (the “Closing Consideration”)”.

b)	Section 3.2(b) of the Purchase Agreement is hereby amended by deleting the phrase “to September 24th, 2021” and replacing it with “by December 31, 2021”.
c)	Section 3.2(c) of the Purchase Agreement is hereby deleted in its entirety and replaced with the following: “(c) one million five hundred thousand U.S. dollars ($1,500,000) on June 30, 2022.”; and
d)	Section 3.2(d) of the Purchase Agreement is hereby deleted in its entirety and replaced with the following: “(d) one million five hundred thousand U.S. dollars ($1,500,000) on December 31, 2022.

The Company has evaluated all other events occurring subsequently to these financial statements through January 19, 2022 and determined there were no other items to disclose.

NOTE 13 – SUBSEQUENT EVENTS

On September 7, 2021, the Company consummated the initial tranche of its $2 million financing contemplated by that certain Series B-1 Purchase Agreement between the Company and Lincoln Park Capital Fund, LLC (“LPC”) pursuant to which the Company agreed to issue and sell to LPC up to 2,694,514 shares of its newly designated Series B-1 Convertible Preferred Stock (the “Series B-1 Preferred”) at a Stated Value per share price of $0.742245 (or $2,000,000 in the aggregate). At the initial closing, the Company issued 673,628 shares of Series B-1 Preferred to LPC and received $500,000 in gross proceeds. On October 28, 2021, the Company consummated the second tranche of the Series B-1 Preferred Stock investment, issuing an additional 637,628 shares of its Series B-1 Preferred Stock to LPC at a price per share of $0.742245 or $500,000.00 in the aggregate. On November 9, 2021, the Company consummated the third and final tranche of the Series B-1 Preferred Stock investment, issuing an additional 1,347,256 shares of its Series B-1 Preferred Stock to LPC at a price per share of $0.742245 or $1,000,000.00 in the aggregate. The aggregate gross proceeds of $2,000,000 will be used by the Company as working capital

On November 8, 2021, the Company entered into a Warrant Assignment Agreement to assign the QSI Warrants issued on April 29, 2020 from QSI Holding Company, Inc. (“QSI”), to Calvary Fund 1 LP (“Calvary”). As discussed in Note – 5 Notes Receivable, The QSI Warrant entitles the holder to purchase 45,053 shares of the QSI common stock, par value $0.00001 per share, at an exercise price of $3.1336 per share. In consideration of the assignment of the Warrant, Calvary forgives the Company from the principal and interest owing under the Calvary $150,000 promissory note dated August 31, 2021.

On November 9, 2021, the Company completed its acquisition (the “Acquisition”) of all of the assets, including intellectual property assets, relating to Mioxal®, a nutraceutical complex composed of essential amino acids, natural coenzymes and minerals, held by ST BioSciences, Ltd., a company organized under the laws of England and Wales (“STB”). The Acquisition was completed pursuant to the terms of the Amended and Restated Asset Purchase Agreement dated November 5, 2021 (the “Asset Purchase Agreement”) described in the Company’s Current Report on Form 8-K, filed with the Securities and Exchange Commission (the “SEC”) on November 8, 2021 (the “November 8th Current Report”). As consideration for the Acquisition, the Company issued 19,831,623 shares of Common Stock to STB, which at the closing of the Acquisition represented approximately 70% of the Company’s outstanding shares of Common Stock on a fully-diluted basis. The closing of the Acquisition contemplated by the Asset Purchase Agreement on November 5, 2021, resulted in a change of control of the Company. As part of the Acquisition, Mr. Orr, stepped down as the Company’s Chief Executive Office and assumed the role of the Company’s Interim Chief Financial Officer, a position he agreed to maintain for a period of at least six months. Mr. Orr will remain a director of the Company. Pursuant to the terms of the Asset Purchase Agreement, Jeffrey J. Kraws was appointed as the Company’s Chief Executive Officer and a director of the Company. In addition, the Company agreed to appoint Jason Frankovich as a director of the Company subject to the Company’s compliance with Rule 14f-1 of the Exchange Act.

On November 24, 2021, the Company entered into, and consummated the financing contemplated by, that certain Series B-1 Purchase Agreement between the Company and L1 Capital Opportunities Master Fund Ltd. (“L1 Capital”), pursuant to which the Company issued and sold to L1 Capital 2,694,514 shares of its Series B-1 Preferred at a per share price of $0.742245, or $2,000,000 in the aggregate

Pursuant to the terms of the respective purchase agreements with LPC and L1 Capital, each of LPC and L1 Capital agreed, for a period of 180 days following the final closing of such transaction, not to offer, sell, contract to sell, pledge, hypothecate, grant any option, right or warrant for the sale of, purchase any option or contract to sell, sell any option or contract to purchase, or otherwise encumber, dispose of or transfer, or grant any rights with respect to, directly or indirectly, any shares of Series B-1 Preferred or any shares of the Company’s common stock issuable upon conversion of the Series B-1 Preferred. In addition, each of LPC and L1 Capital, along with the holders of the Company’s Series B Preferred Stock has been granted the right (until the earlier of (i) the sixteen (16) month anniversary of the Closing Date or (ii) the listing of the Common Stock on a national securities exchange) to participate in up to 10% of the Company’s future equity or equity-linked financings. Furthermore, the Company granted these stockholders certain piggyback registration rights with respect to the Common Stock issuable upon conversion of the Series B-1 Preferred and Series B Preferred issued to such stockholder.

The transactions described above are exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D of the Securities Act and in reliance on similar exemptions under applicable state laws.

The Company has evaluated all other events occurring subsequently to these financial statements through December 10, 2021 and determined there were no other items to disclose.